Post-employment benefits for employees	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Post-employment benefits for employees
26. Post-employment benefits for employees
Defined benefit plans
In addition to the legally required social security schemes, the Company has numerous independent pension and other post-employment benefit plans. In most cases, these plans are externally funded in entities that are legally separate from the Company. For certain Company entities, however, no independent plan assets exist for the pension and other post-employment benefit obligations of employees. In these cases, the related unfunded liability is included in the balance sheet. The defined benefit obligations (DBOs) of all major pension and other post-employment benefit plans are reappraised annually by independent actuaries using the projected unit credit method. Plan assets are recognized at fair value.
The major plans are based in Switzerland, the United States, the United Kingdom, Germany and Japan, which represent 96% of the Company’s total DBO for pension plans. Details of the plans in the two most significant countries, Switzerland and the United States, which represent 84% of the Company’s total DBO for post-employment benefit plans, are provided below.
Swiss-based pension plans represent the most significant portion of the Company’s total DBO and plan assets. For the active insured members the benefits are linked to contributions paid into the plan, interest credits granted and conversion rates applied.
All benefits granted under Swiss-based pension plans are vested, and Swiss legislation prescribes that the employer has to contribute a fixed percentage of an employee’s pay to an external pension fund. Additional employer contributions may be required whenever the plan’s statutory funding ratio falls below a certain level. The employee also contributes to the plan. The pension plans are run by separate legal entities, each governed by a board of trustees that – for the principal plans – consists of representatives nominated by Novartis and the active insured employees. The boards of trustees are responsible for the plan design and asset investment strategy.
The United States pension plans represent the second-largest component of the Company’s total DBO and plan assets. The principal plans (Qualified Plans) are funded, whereas plans providing additional benefits for executives (Restoration Plans) are unfunded. Employer contributions are required for Qualified Plans whenever the statutory funding ratio falls below a certain level.
Furthermore, in certain countries, employees are covered under other post-employment benefit plans and post-retirement medical plans.
In the US, other post-employment benefit plans consist primarily of post-employment healthcare benefits, which have been closed to new members since 2015. Part of the costs of these plans is reimbursable under the Medicare Prescription Drug, Improvement, and Modernization Act of 2003. There is no statutory funding requirement for these plans. The Company is funding these plans to the extent that it is tax efficient.
The following tables are a summary of the funded and unfunded defined benefit obligation for pension and other post-employment benefit plans of employees at December 31, 2023 and 2022:
	Pension plans		Other post-employment benefit plans

(USD millions)	2023	2022	2023	2022

Benefit obligation at January 1	17 533	23 583	422	560

Benefit obligations related to discontinued operations [1]	-529		-26

Current service cost	260	348	9	12

Interest cost	504	249	22	17

Past service costs and settlements	28	-40		1

Administrative expenses	25	23

Remeasurement gains arising from changes in financial assumptions [2]	1 350	-5 046	13	-94

Remeasurement (gains)/losses arising from changes in demographic assumptions	-303	-53	-14

Experience-related remeasurement losses/(gains)	23	199	44	-28

Currency translation effects	1 304	-650	4	-2

Benefit payments	-1 384	-1 253	-34	-44

Contributions of employees	174	174

Effect of acquisitions, divestments or transfers	52	-1

Benefit obligation at December 31	19 037	17 533	440	422

Fair value of plan assets at January 1	18 945	22 420	60	73

Plan assets related to discontinued operations [1]	-386

Interest income	514	220	2	2

Return on plan assets excluding interest income	175	-2 500	10	-12

Currency translation effects	1 524	-539

Novartis contributions	408	424	33	41

Contributions of employees	174	174

Settlements	-35	-1

Benefit payments	-1 384	-1 253	-34	-44

Effect of acquisitions, divestments or transfers	-1

Fair value of plan assets at December 31	19 934	18 945	71	60

Funded status	897	1 412	-369	-362

Limitation on recognition of fund surplus at January 1	-2 644	-62

Limitation on recognition of fund surplus at January 1, related to discontinued operations	6

Change in limitation on recognition of fund surplus	740	-2 504

Currency translation effects	-209	-76

Interest income on limitation of fund surplus	-60	-2

Limitation on recognition of fund surplus at December 31 [3]	-2 167	-2 644

Net liability in the balance sheet at December 31	-1 270	-1 232	-369	-362

[1] Represents the benefit obligation, respectively the plan assets at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] The remeasurement gains arising from changes in financial assumptions is driven mainly by changes in the actuarial discount rates used to determine the benefit obligation.
[3] The most significant pension plans where the asset ceiling was required to be applied were in Switzerland and amounted to USD 2 112 million (2022: USD 2 587 million).
The reconciliation of the net liability from January 1 to December 31 is as follows:
	Pension plans		Other post-employment benefit plans

(USD millions)	2023	2022	2023	2022

Net liability at January 1	-1 232	-1 225	-362	-487

Less: net liability related to discontinued operations [1]	149		26

Current service cost	-260	-348	-9	-12

Net interest expense	-50	-31	-20	-15

Administrative expenses	-25	-23

Past service costs and settlements	-63	39		-1

Remeasurements	-895	2 400	-33	110

Currency translation effects	11	35	-4	2

Novartis contributions	408	424	33	41

Effect of acquisitions, divestments or transfers	-53	1

Change in limitation on recognition of fund surplus	740	-2 504

Net liability at December 31	-1 270	-1 232	-369	-362

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	545	491

Accrued benefit liability	-1 815	-1 723	-369	-362

[1] Represents the net liability at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations
The following table shows a breakdown of the DBO for pension plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2023				2022

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	13 453	2 574	3 010	19 037	11 824	2 746	2 963	17 533

Thereof unfunded		538	390	928		556	363	919

By type of member

Active	5 557	389	847	6 793	4 799	431	931	6 161

Deferred pensioners		770	912	1 682		830	861	1 691

Pensioners	7 896	1 415	1 251	10 562	7 025	1 485	1 171	9 681

Fair value of plan assets at December 31	15 892	1 835	2 207	19 934	14 701	1 978	2 266	18 945

Funded status	2 439	-739	-803	897	2 877	-768	-697	1 412

The following table shows a breakdown of the DBO for other post-employment benefit plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2023			2022

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	356	84	440	346	76	422

Thereof unfunded	285	84	369	286	76	362

By type of member

Active	30	10	40	30	18	48

Deferred pensioners	1	0	1	8	0	8

Pensioners	325	74	399	308	58	366

Fair value of plan assets at December 31	71	0	71	60	0	60

Funded status	-285	-84	-369	-286	-76	-362

The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of employees:
	Pension plans			Other post-employment benefit plans

	2023	2022	2021	2023	2022	2021

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	2.2%	3.0%	0.9%	5.5%	6.3%	3.3%

Expected rate of pension increase	0.3%	0.4%	0.5%

Expected rate of salary increase	3.0%	2.9%	2.7%

Interest on savings account	1.3%	2.2%	0.5%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

Changes in the aforementioned actuarial assumptions can result in significant volatility in the accounting for the Company’s pension plans in the consolidated financial statements. This can result in substantial changes in the Company’s other comprehensive income, long-term liabilities and prepaid pension assets.
The DBO is significantly impacted by assumptions regarding the rate that is used to discount the actuarially determined post-employment benefit liability. This rate is based on yields of high-quality corporate bonds in the country of the plan. Decreasing corporate bond yields decrease the discount rate, so that the DBO increases and the funded status decreases.
In Switzerland, an increase in the DBO due to lower discount rates is slightly offset by lower future benefits expected to be paid on the employee’s savings account where the assumption on interest accrued often changes broadly in line with the discount rate.
The impact of decreasing interest rates on a plan’s assets is more difficult to predict. A significant part of the plan assets is invested in bonds. Bond values usually rise when interest rates decrease and may therefore partially compensate for the decrease in the funded status. Furthermore, pension assets also include significant holdings of equity instruments. Share prices usually tend to rise when interest rates decrease and therefore often counteract the negative impact of the rising defined benefit obligation on the funded status (although the correlation of interest rates with equities is not as strong as with bonds, especially in the short term).
The expected rate for pension increases significantly affects the DBO of most plans in Switzerland, Germany and the United Kingdom. Such pension increases also decrease the funded status, although there is no strong correlation between the value of the plan assets and pension/inflation increases.
Assumptions regarding life expectancy significantly impact the DBO. An increase in longevity increases the DBO. There is no offsetting impact from the plan assets, as no longevity bonds or swaps are held by the pension funds. The Company’s actuaries use mortality tables that take into account historic patterns and expected changes, such as further increases in longevity.
In 2023 the mortality assumptions used for the pension plans in Switzerland were based on BVG 2020 tables with future improvements based on the Continuous Mortality Investigation (‘CMI’) model (2022: based on the BVG generational model). For the pension and postretirement medical benefit plans in the US, the Society of Actuaries Pri-2012 mortality tables with generational improvements based on Scale MP-2021 are used.
The following table shows the sensitivity of the defined benefit pension obligation to the principal actuarial assumptions for the major plans in Switzerland, the United States, the United Kingdom, Germany and Japan on an aggregated basis:
(USD millions)	Change in 2023 year-end defined benefit pension obligation	Change in 2022 year-end defined benefit pension obligation

25 basis point increase in discount rate	-528	-466

25 basis point decrease in discount rate	557	491

One-year increase in life expectancy	644	535

25 basis point increase in rate of pension increase	366	316

25 basis point decrease in rate of pension increase	-61	-63

25 basis point increase of interest on savings account	43	38

25 basis point decrease of interest on savings account	-42	-37

25 basis point increase in rate of salary increase	41	37

25 basis point decrease in rate of salary increase	-42	-37

The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:
	2023	2022	2021

Healthcare cost trend rate assumed for next year	6.3%	6.5%	6.0%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2031	2031	2028

The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2023 and 2022:
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2023	2022

Equity securities	15	40	25	24

Debt securities	20	60	34	31

Real estate	5	30	19	21

Alternative investments	0	20	17	18

Cash and other investments	0	15	5	6

Total			100	100

Cash and most of the equity and debt securities have a quoted market price in an active market. Real estate and alternative investments, which include hedge fund, private equity, infrastructure and commodity investments, usually have a quoted market price or a regularly updated net asset value.
The strategic allocation of assets of the different pension plans is determined with the objective of achieving an investment return that, together with the contributions paid by the Company and its employees, is sufficient to maintain reasonable control over the various funding risks of the plans. Based upon local requirement, the market and economic environments, actual asset allocations may be permitted to deviate from policy targets. The asset allocation currently includes investments in shares of Novartis AG as per the below table:
	December 31, 2023	December 31, 2022

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.2	0.2

The weighted average duration of the defined benefit pension obligation is 12.3 years (2022: 11.8 years).
The Company’s ordinary contribution to the various pension plans is based on the rules of each plan. Additional contributions are made whenever this is required by statute or law (i.e., usually when statutory funding levels fall below predetermined thresholds). The only significant plan that requires additional funding is in Germany.
The expected future cash flows over the upcoming 10 years in respect of pension and other post-employment benefit plans at December 31, 2023, were as follows:
(USD millions)	Pension plans	Other post- employment benefit plans

Company contributions

2024 (estimated)	388	39

Expected future benefit payments

2024	1 434	40

2025	1 317	40

2026	1 186	40

2027	1 159	39

2028	1 132	38

2029–2033	5 316	175

Defined contribution plans
In many subsidiaries, employees are covered by defined contribution plans. Contributions charged to the consolidated income statement for continuing operations for the defined contribution plans were:
(USD millions)	2023	2022	2021

Contributions for defined contribution plans continuing operations	477	483	484

The Company’s total personnel costs for continuing operations amounted to USD 12.7 billion in 2023 (2022: USD 13.1 billion).